Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid for PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid for Non-PEO NEOs (d)	Value of Initial Fixed $100 Investment Based On:		Net Income (g)
					Total Shareholder Return (e)	Peer Group Total Shareholder Return (f)
2023	$976,546	$976,546	$1,081,685	$752,445	$103	$104	$407,641,000
2022	$478,907	$478,907	$722,651	$542,397	$144	$79	$378,657,000
2021	$118,629	$118,629	$737,573	$1,206,425	$180	$135	$616,584,000

Named Executive Officers, Footnote [Text Block]	Robert J. Pera served as the Company’s principal executive officer (PEO) for fiscal years 2021, 2022 and 2023. The amounts reported are the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Pera.Kevin Radigan served as the Company’s only other named executive officer for fiscal years 2021, 2022 and 2023. Amounts reported are the total compensation reported in the Summary Compensation Table for the applicable fiscal year for Mr. Radigan.
Peer Group Issuers, Footnote [Text Block]	Peer group TSR is calculated by assuming that a $100 investment was made in the Standard & Poor’s Computer & Electronics Retail Index, an independently prepared index that includes companies in the industry, on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 976,546	$ 478,907	$ 118,629
PEO Actually Paid Compensation Amount	$ 976,546	478,907	118,629
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported are the “compensation actually paid” to Mr. Pera, as computed in accordance with the PVP Rules, based on Mr. Pera’s total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted under the PVP Rules as shown in the table below.

PEO
		2021	2022	2023
	Summary Compensation Table - Total Compensation	$118,629	$478,907	$976,546
-	Grant date fair value of stock awards and option awards granted in fiscal year	—	—	—
+	Fair value at fiscal year end of outstanding and unvested stock awards and option awards granted in fiscal year	—	—	—
+	Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal rears	—	—	—
+	Fair value at vesting of stock awards and option awards granted in fiscal year that vested during fiscal year	—	—	—
+	Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	—	—
-	Fair value as of prior fiscal year end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—
=	Compensation Actually Paid	$118,629	$478,907	$976,546

Non-PEO NEO Average Total Compensation Amount	$ 1,081,685	722,651	737,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 752,445	542,397	1,206,425
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported are the “compensation actually paid” to Mr. Radigan in the indicated fiscal year (as shown in footnote (c) above), as computed in accordance with the PVP Rules, based on the total compensation for Mr. Radigan reported in the Summary Compensation Table for the indicated fiscal years and adjusted under the PVP Rules as shown in the table below.

NEO Average
		2021	2022	2023
	Summary Compensation Table - Total Compensation	$737,573	$722,651	$1,081,685
-	Grant date fair value of stock awards and option awards granted in fiscal year	212,548	197,451	507,285
+	Fair value at fiscal year end of outstanding and unvested stock awards and option awards granted in fiscal year	364,950	158,606	286,121
+	Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal rears	319,852	(142,547)	(104,632)
+	Fair value at vesting of stock awards and option awards granted in fiscal year that vested during fiscal year	—	—	—
+	Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(3,402)	1,138	(3,444)
-	Fair value of prior fiscal year end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—
=	Compensation Actually Paid	$1,206,425	$542,397	$752,445

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 103	144	180
Peer Group Total Shareholder Return Amount	104	79	135
Net Income (Loss)	$ 407,641,000	$ 378,657,000	$ 616,584,000
PEO Name	Robert J. Pera	Robert J. Pera	Robert J. Pera
Additional 402(v) Disclosure [Text Block]	Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Cumulative TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported Covered YearThe PVP Rules require the disclosure of our GAAP net income for each year. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,285	197,451	212,548
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	286,121	158,606	364,950
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(104,632)	(142,547)	319,852
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,444)	1,138	(3,402)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0